Gains and losses on disposal and main changes in scope of consolidation - Ongoing transactions at December 31, 2022 (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 24, 2021	Dec. 31, 2022
VOO SA
Disclosure of detailed information about business combination [line items]
Ownership interest as a percentage (as a percent)	75.00%
Number of shares not acquired	1
Enterprise value for 100% capital	€ 1.8
MasMovil
Disclosure of detailed information about business combination [line items]
Enterprise value		€ 10.9
Orange and Masmovil joint venture
Disclosure of detailed information about business combination [line items]
Enterprise value		18.6
Non-recourse debt package		6.6
Upfront payment		€ 5,850.0
Orange Espagne
Disclosure of detailed information about business combination [line items]
Ownership interest in joint venture		50.00%
Enterprise value		€ 7.8
Lorca JVCo
Disclosure of detailed information about business combination [line items]
Ownership interest in joint venture		50.00%